LOANS AND SERVICING	12 Months Ended
Dec. 31, 2012
LOANS AND SERVICING
LOANS AND SERVICING

6.                            LOANS AND SERVICING

Loans

A summary of loans is as follows:

	December 31,
	2012	2011
	(In thousands)
Residential loans:
One- to four-family	$95,546	$62,613
Home equity loans and lines of credit	15,560	17,118
Total residential mortgage loans	111,106	79,731

Commercial loans:
One- to four-family investment property	11,355	10,816
Multi-family real estate	5,346	13,037
Commercial real estate	32,730	25,399
Commercial business	8,653	10,137
Total commercial loans	58,084	59,389

Construction loans:
One- to four-family	7,379	11,941
Multi-family	3,665	10,656
Non-residential	1,161	629
Total construction loans	12,205	23,226

Consumer	414	451

Total loans	181,809	162,797

Other items:
Net deferred loan costs	570	147
Allowance for loan losses	(1,780)	(1,824)

Total loans, net	$180,599	$161,120

An analysis of the allowance for loan losses follows:

	Years Ended
	December 31,
	2012	2011
	(In thousands)

Balance at beginning of period	$1,824	$1,651
Provision for loan losses	200	949
Recoveries	142	12
Charge-offs	(386)	(788)

Balance at end of period	$1,780	$1,824

Further information pertaining to the allowance for loan losses at and for the year ended December 31, 2012 follows:

	Residential		Commercial				Construction
	One- to four- family	Home equity loans and lines of credit	One- to four- family investment property	Multi-family real estate	Commercial real estate	Commercial business	One- to four- family	Multi-family	Non- residential	Consumer	Total
	(In thousands)

Allowance for loan losses

Beginning Balance	$346	$341	$59	$98	$400	$234	$228	$98	$11	$9	$1,824
Charge-offs	(144)	—	—	—	—	(13)	(191)	—	—	(38)	(386)
Recoveries	137	—	—	—	—	—	—	—	—	5	142
Provision (benefit)	39	(87)	3	(58)	268	(62)	112	(64)	14	35	200
Ending Balance	$378	$254	$62	$40	$668	$159	$149	$34	$25	$11	$1,780

Ending balance:
individually evaluated for impairment	$93	$13	$—	$—	$214	$—	$—	$—	$—	$—	$320

Ending balance:
collectively evaluated for impairment	$285	$241	$62	$40	$454	$159	$149	$34	$25	$11	$1,460

Loans

Ending Balance	$95,546	$15,560	$11,355	$5,346	$32,730	$8,653	$7,379	$3,665	$1,161	$414	$181,809

Ending balance:
individually evaluated for impairment	$658	$45	$—	$—	$2,412	$—	$—	$—	$—	$—	$3,115

Ending balance:
collectively evaluated for impairment	$94,888	$15,515	$11,355	$5,346	$30,318	$8,653	$7,379	$3,665	$1,161	$414	$178,694

Further information pertaining to the allowance for loan losses at December 31, 2011 follows:

	Residential		Commercial				Construction
	One- to four- family	Home equity loans and lines of credit	One- to four- family investment property	Multi-family real estate	Commercial real estate	Commercial business	One- to four- family	Multi-family	Non- residential	Consumer	Total
	(In thousands)

Allowance for loan losses

Beginning Balance	$233	$320	$60	$106	$431	$304	$93	$83	$6	$15	$1,651
Charge-offs	—	(741)	—	—	(10)	(3)	—	—	—	(34)	(788)
Recoveries	9	—	—	—	—	1	—	—	—	2	12
Provision (benefit)	104	762	(1)	(8)	(21)	(68)	135	15	5	26	949
Ending Balance	$346	$341	$59	$98	$400	$234	$228	$98	$11	$9	$1,824

Ending balance:
individually evaluated for impairment	$185	$13	$—	$—	$—	$—	$121	$—	$—	$—	$319

Ending balance:
collectively evaluated for impairment	$161	$328	$59	$98	$400	$234	$107	$98	$11	$9	$1,505

Loans

Ending Balance	$62,613	$17,118	$10,816	$13,037	$25,399	$10,137	$11,941	$10,656	$629	$451	$162,797

Ending balance:
individually evaluated for impairment	$898	$13	$—	$—	$314	$—	$1,168	$1,269	$—	$—	$3,662

Ending balance:
collectively evaluated for impairment	$61,715	$17,105	$10,816	$13,037	$25,085	$10,137	$10,773	$9,387	$629	$451	$159,135

The following is a summary of past-due and non-accrual loans at December 31, 2012:

	Loans delinquent for:						90 days
			90 days	Total	Total	Total	or more	Non-accrual
	30 - 59 Days	60 - 89 Days	or more	Past Due	Current	Loans	and accruing	Loans
	(In thousands)

Residential loans:
One- to four-family	$—	$284	$374	$658	$94,888	$95,546	$—	$658
Home equity loans and lines of credit	16	—	399	415	15,145	15,560	—	412

Commercial loans:
One- to four-family investment property	—	—	—	—	11,355	11,355	—	—
Multi-family real estate	—	—	—	—	5,346	5,346	—	—
Commercial real estate	1,258	—	—	1,258	31,472	32,730	—	2,105
Commercial business	—	—	—	—	8,653	8,653	—	—

Construction loans:
One- to four-family	—	—	—	—	7,379	7,379	—	—
Multi-family	—	—	—	—	3,665	3,665	—	—
Non-residential	—	—	—	—	1,161	1,161	—	—

Consumer	20	2	—	22	392	414	—	—

Total	$1,294	$286	$773	$2,353	$179,456	$181,809	$—	$3,175

The following is a summary of past-due and non-accrual loans at December 31, 2011:

	Loans delinquent for:						90 days
			90 days	Total	Total	Total	or more	Non-accrual
	30 - 59 Days	60 - 89 Days	or more	Past Due	Current	Loans	and accruing	Loans
	(In thousands)

Residential loans:
One- to four-family	$431	$175	$391	$997	$61,616	$62,613	$—	$683
Home equity loans and lines of credit	—	—	—	—	17,118	17,118	—	13

Commercial loans:
One- to four-family investment property	—	—	—	—	10,816	10,816	—	—
Multi-family real estate	—	—	—	—	13,037	13,037	—	—
Commercial real estate	314	—	—	314	25,085	25,399	—	—
Commercial business	—	—	—	—	10,137	10,137	—	—

Construction loans:
One- to four-family	—	100	1,168	1,268	10,673	11,941	—	1,168
Multi-family	—	—	—	—	10,656	10,656	—	1,269
Non-residential	—	—	—	—	629	629	—	—

Consumer	4	—	—	4	447	451	—	—

Total	$749	$275	$1,559	$2,583	$160,214	$162,797	$—	$3,133

The following is an analysis of impaired loans at December 31, 2012:

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)

Impaired loans without a valuation allowance

Residential loans:
One- to four-family	$—	$—	$—	$176	$—
Home equity loans and lines of credit	32	32	—	30	—
Commercial loans:
One- to four-family investment property	—	—	—	—	—
Multi-family real estate	—	—	—	—	—
Commercial real estate	—	—	—	—	—
Commercial business	—	—	—	—	—
Construction loans:
One- to four-family	—	—	—	801	—
Multi-family	—	—	—	344	23
Non-residential	—	—	—	—	—
Consumer	—	—	—	—	—

Total impaired with no related allowance	$32	$32	$—	$1,351	$23

Impaired loans with a valuation allowance

Residential loans:
One- to four-family	$658	$684	$93	$734	$10
Home equity loans and lines of credit	13	13	13	13	1
Commercial loans:
One- to four-family investment property	—	—	—	—	—
Multi-family real estate	—	—	—	—	—
Commercial real estate	2,412	2,519	214	958	19
Commercial business	—	—	—	6	—
Construction loans:
One- to four-family	—	—	—	—	—
Multi-family	—	—	—	—	—
Non-residential	—	—	—	—	—
Consumer	—	—	—	—	—

Total with an allowance recorded	$3,083	$3,216	$320	$1,711	$30

No additional funds are committed to be advanced in connection with impaired loans.

The following is an analysis of impaired loans at December 31, 2011:

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)

Impaired loans without a valuation allowance

Residential loans:
One- to four-family	$—	$—	$—	$16	$—
Home equity loans and lines of credit	—	—	—	—	—
Commercial loans:
One- to four-family investment property	—	—	—	—	—
Multi-family real estate	—	—	—	—	—
Commercial real estate	314	314	—	145	10
Commercial business	—	—	—	63	42
Construction loans:
One- to four-family	732	732	—	225	—
Multi-family	1,269	1,269	—	448	62
Non-residential	—	—	—	—	—
Consumer	—	—	—	—	—

Total impaired with no related allowance	$2,315	$2,315	$—	$897	$114

Impaired loans with a valuation allowance

Residential loans:
One- to four-family	$898	$898	$185	$297	$7
Home equity loans and lines of credit	13	13	13	182	1
Commercial loans:
One- to four-family investment property	—	—	—	—	—
Multi-family real estate	—	—	—	—	—
Commercial real estate	—	—	—	—	—
Commercial business	—	—	—	—	—
Construction loans:
One- to four-family	436	436	121	226	19
Multi-family	—	—	—	—	—
Non-residential	—	—	—	—	—
Consumer	—	—	—	—	—

Total with an allowance recorded	$1,347	$1,347	$319	$705	$27

The following table presents those loans that have been modified and classified as troubled debt restructures:

	Years Ended December 31,
	2012			2011
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded	Number of	Outstanding Recorded	Outstanding Recorded
	Contracts	Investment	Investment	Contracts	Investment	Investment
	(Dollars in thousands)

Residential loans:
One- to four-family	—	$—	$—	—	$—	$—
Home equity loans and lines of credit	1	—	34	—	—	—

Commercial loans:
One- to four-family investment property	—	—	—	—	—	—
Multi-family real estate	—	—	—	—	—	—
Commercial real estate	1	2,105	2,105	1	312	315
Commercial business	—	—	—	—	—	—

Construction loans:
One- to four-family	1	732	767	—	—	—
Multi-family	—	—	—	—	—	—
Non-residential	—	—	—	—	—	—

Consumer	—	—	—	—	—	—

Total troubled debt restructurings	3	$2,837	$2,906	1	$312	$315

The three loan modifications made during the year ended December 31, 2012 did not result in a material impact to the allowance for loan losses account.  The home equity loan was issued to facilitate the borrower’s ability to refinance their first mortgage held by the Bank at another financial institution.  The refinancing of the first mortgage resulted in the Bank recording a loan loss recovery of $133,000. The modified terms of the commercial real estate loan included the capitalization of past due interest and fees, a rate reduction, and an interest only payment period of one year.  In addition, the modification was conditioned upon engaging a third-party property management firm to manage the property.  The modified terms for the one- to four-family construction loan included an extension of the maturity date, as well as $35,000 in additional funds in order to complete the project and allow time for the sale of the property. This loan subsequently paid in full during the year according to its modified terms. There are no commitments to lend additional funds to those borrowers whose loans were modified in a TDR as of December 31, 2012.

At December 31, 2012 there were no TDRs in default of their modified terms.  At December 31, 2011 there was one TDR loan with a recorded investment of $313,000 in default of its modified terms.

The following table presents the Bank’s loans by risk rating:

	Residential		Commercial				Construction
	One- to four-family	Home equity loans and lines of credit	One- to four-family investment property	Multi-family real estate	Commercial real estate	Commercial business	One- to four-family	Multi-family	Non- residential	Consumer	Total
	(In thousands)
At December 31, 2012

Classification:
Not formally rated	$94,888	$15,116	$—	$—	$—	$—	$—	$—	$—	$414	$110,418
Pass	—	—	11,355	5,346	29,147	8,486	7,379	3,665	1,161	—	66,539
Special mention	—	—	—	—	—	—	—	—	—	—	—
Substandard	658	444	—	—	3,583	167	—	—	—	—	4,852
Doubtful	—	—	—	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—	—	—	—
Total loans	$95,546	$15,560	$11,355	$5,346	$32,730	$8,653	$7,379	$3,665	$1,161	$414	$181,809

At December 31, 2011

Classification:
Not formally rated	$61,715	$17,105	$—	$—	$—	$—	$—	$—	$—	$451	$79,271
Pass	—	—	10,816	13,037	21,643	9,208	10,773	9,387	139	—	75,003
Special mention	—	—	—	—	458	289	—	—	—	—	747
Substandard	898	13	—	—	3,298	640	1,168	1,269	490	—	7,776
Doubtful	—	—	—	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—	—	—	—
Total loans	$62,613	$17,118	$10,816	$13,037	$25,399	$10,137	$11,941	$10,656	$629	$451	$162,797

Credit Quality Information

The Bank utilizes a nine grade internal loan rating system for commercial and construction loans as follows:

Loans rated 1 - 5:  Loans in these categories are considered “pass” rated loans with low to average risk and are not formally rated.

Loans rated 6:  Loans in this category are considered “special mention.” These loans have risk profiles that are starting to show signs of potential weakness and are being closely monitored by management.

Loans rated 7:  Loans in this category are considered “substandard.” These loans have a well defined weakness that jeopardizes the liquidation of the debt and is inadequately protected by the current sound worth and paying capacity of the borrower or pledged collateral. There is a distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Loans rated 8:  Loans in this category are considered “doubtful.” Loans classified as doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, highly questionable and improbable.

Loans rated 9:  Loans in this category are considered a “loss”. The loan has been determined to be uncollectible and the chance of loss is inevitable. Loans in this category will be charged-off.

On an annual basis, or more often if needed, the Bank formally reviews the ratings on all commercial and construction loans.

Loans serviced for others and mortgage servicing rights

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage loans serviced for others were $96,842,000 and $57,948,000 at December 31, 2012 and 2011, respectively.

The risks inherent in the mortgage servicing assets relate primarily to changes in prepayments that result from shifts in mortgage interest rates. The fair value of servicing rights was $1,099,000 at December 31, 2012 and was determined using the moving average 10-year U.S. Treasury rate plus 5.0%, adjusted to reflect the current credit spreads and conditions in the market, as a discount rate. Prepayment assumptions, which are impacted by loan rates and terms, are calculated using a moving average of prepayment data published by the Securities Industry and Financial Markets Association, an independent third party proprietary analysis of prepayment rates embedded in liquid mortgage securities markets and modeled against the serviced loan portfolio by the independent third party valuation specialist.

The following summarizes mortgage servicing rights capitalized and amortized:

	Years Ended
	December 31,
	2012	2011
	(In thousands)

Mortgage servicing rights:
Balance at beginning of period	$475	$424
Additions	697	186
Disposals	—	—
Amortization	(262)	(135)
Balance at end of period	910	475

Valuation allowances:
Balance at beginning of period	17	4
Additions	60	55
Recoveries	(57)	(42)
Write-downs	—	—
Balance at end of period	20	17

Mortgage servicing assets, net	$890	$458

Fair value of mortgage servicing assets	$1,099	$493